Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Common shares	Series I preferred shares	Series II preferred shares	Warrants	Contributed surplus	Deficit	Total
Beginning Balance at Dec. 31, 2016	$ 103,819	$ 7,716	$ 24,369	$ 6,888	$ 12,350	$ (97,023)	$ 58,119
Beginning Balance (Shares) at Dec. 31, 2016	7,845,184	53,226,191	1,077,605
Statements [Line Items]
Net loss and comprehensive loss for the year						(45,088)	(45,088)
Shares issued, net of issue costs	$ 38,073		$ 24,473				62,546
Shares issued, net of issue costs (Shares)	4,899,674		3,650,000
Conversion of DSUs from equity to cash settlement					(414)		(414)
Exercise of warrants	$ 176			(17)			$ 159
Exercise of warrants (Shares)	13,332						13,332
Conversion of preferred shares	$ 3,852	$ (130)	$ (3,722)				$ 3,852
Conversion of preferred shares (Shares)	389,214	(900,364)	(359,202)
Share-based compensation					3,255		3,255
Total transactions with owners of the Company	$ 42,101	$ (130)	$ 20,751	(17)	2,841		65,546
Total transactions with owners of the Company (Shares)	5,302,220	(900,364)	3,290,798
Ending Balance at Dec. 31, 2017	$ 145,920	$ 7,586	$ 45,120	6,871	15,191	(142,111)	78,577
Ending Balance (Shares) at Dec. 31, 2017	13,147,404	52,325,827	4,368,403
Statements [Line Items]
Net loss and comprehensive loss for the year						(42,486)	(42,486)
Shares issued, net of issue costs	$ 3,000						3,000
Shares issued, net of issue costs (Shares)	369,621
Expiry of warrants				(6,871)	6,871
Conversion of preferred shares	$ 5,097	$ (5,097)					5,097
Conversion of preferred shares (Shares)	1,171,806	(35,154,286)
Share-based compensation					2,510		2,510
Total transactions with owners of the Company	$ 8,097	$ (5,097)		$ (6,871)	9,381		5,510
Total transactions with owners of the Company (Shares)	1,541,427	(35,154,286)
Ending Balance at Dec. 31, 2018	$ 154,017	$ 2,489	$ 45,120		$ 24,572	$ (184,597)	$ 41,601
Ending Balance (Shares) at Dec. 31, 2018	14,688,831	17,171,541	4,368,403